Cover Page	Aug. 05, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	Aug. 05, 2022
Entity Registrant Name	AMERICAN AXLE & MANUFACTURING HOLDINGS, INC
Entity Incorporation, State or Country Code	DE
Entity File Number	1-14303
Entity Tax Identification Number	38-3161171
Entity Address, Address Line One	One Dauch Drive
Entity Address, City or Town	Detroit
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	48211-1198
City Area Code	(313)
Local Phone Number	758-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	AXL
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001062231